Short-term bank loans	12 Months Ended
Dec. 31, 2020
Loans Payable [Member]
Short-term Debt [Line Items]
Short-term bank loans

Note 12 – Short-term bank loans

The Company’s short-term bank loans consist of the following:

	December 31,	December 31,
	2020	2019

Loan payable to Bank of China Lishui Branch	$2,958,690	$4,132,808
Loan payable to Shanghai Pudong Development (“SPD”) Bank Lishui Branch	2,606,100	2,728,400
Total	$5,564,790	$6,861,208

On July 9, 2020, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $ 2,958,690 (RMB 19,300,000) for one year with annual interest rate of 4.85%. The purpose of the loan was for purchasing bamboo charcoal materials. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $4.0 million (RMB25,960,000). The loan was also guaranteed by two related parties, Lishui Jiuanju Commercial Trade Co., Ltd. (“LJC”), and Forasen Group Co., Ltd., one third party, Zhejiang Meifeng Tea Industry Co., Ltd., and three individual related parties, Zhengyu Wang, Chairman of the Board and previous CEO of the Company, his wife, Yefang Zhang, and Aihong Wang, his relative.

On April 27, 2020, Tantech Bamboo entered into a short-term loan agreement with SPD Bank (Lishui Branch) to borrow $ 2,912,700 (RMB 19 million) for one year with fixed annual interest rate of 4.785%. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang. The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.5 million (RMB29,250,000). The Company repaid $306,600 (RMB2.0 million) as required in fiscal year 2020. The Company further repaid $153,300 (or RMB1.0 million) in February 2021 and $2,452,800 (RMB16 million) in April 2021.

On January 6, 2020, Tantech Bamboo entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,725,674 (RMB 17.78 million) for six months with annual interest rate of 5.88%. The purpose of the loan was to fund working capital needs. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $4.0 million (RMB25,960,000). The loan was also guaranteed by three related parties, Zhengyu Wang, Chairman of the Board and previous CEO of the Company and his wife, Yefang Zhang and LJC, a related party, the president of which was also the present CEO and previous COO of the Company. The Company repaid the loan upon maturity.

On January 6, 2020, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $1,533,000 (RMB 10 million) for six months with annual interest rate of 4%. The purpose of the loan was for working capital needs. The loan was guaranteed by Tantech Bamboo, two individual related parties, Zhengyu Wang and Yefang Zhang and a third party, Zhejiang Meifeng Tea Industry Co., Ltd. The loan was also collateralized by two properties owned by Zhengyu Wang and Yefang Zhang and building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $1.5 million (RMB 10 million). The Company repaid the loan upon maturity.

As of December 31, 2020, total bank loans payable amounted to $ 5,564,790.

On February 26, 2019, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $1,436,000 (RMB 10 million) for one year with annual interest rate of 4.35%. The purpose of the loan was for working capital needs. The loan was guaranteed by Tantech Bamboo, two individual related parties, Zhengyu Wang, Chairman of the Board and previous CEO of the Company and his wife, Yefang Zhang and a third party, Zhejiang Meifeng Tea Industry Co., Ltd. The loan was also collateralized by two properties owned by Zhengyu Wang and Yefang Zhang. The loan was fully repaid upon maturity in January 2020.

On March 18, 2019, Tantech Bamboo entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,696,808 (RMB 18.78 million) for one year with annual interest rate of 6.05%. The purpose of the loan was to fund working capital needs. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $3.7 million (RMB25,960,000). The loan was also guaranteed by three related parties, Zhengyu Wang, Chairman of the Board and previous CEO of the Company and his wife, Yefang Zhang and LJC, a related party, the president of which was also the present CEO and previous COO of the Company. The loan was fully repaid upon maturity in January 2020.

On November 4, 2019, Tantech Bamboo entered into a short-term loan agreement with SPD Bank (Lishui Branch) to borrow $2,728,400 (RMB 19 million) with fixed annual interest rate of 5.22% and mature date of April 30, 2020. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang, Chairman of the Board and previous CEO and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang. The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.2 million (RMB29,250,000). The loan was fully repaid upon maturity in April 2020.

As of December 31, 2019, total bank loans payable amounted to $6,861,208.

For the years ended December 31, 2020, 2019 and 2018, the interest expense related to bank loans was $300,125,  $421,646 and $378,857, respectively.